Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)
Intangible Assets, Net [Abstract]
Land use right (in Square Meters) | m²	74,278	74,278
Long-term bank loan	$ 1,400,000	$ 1,500,000
Amortization expense	$ 206,964	$ 34,671	$ 29,695